Convertible Debt (Details) - Schedule of roll forward of notes - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of roll forward of notes [Abstract]
Opening fair value	$ 1,327	$ 1,327
Ending fair value balance	398		1,327
Convertible debt issued in the period		1,140	3,416
Change in fair value		474	573
Foreign exchange		(116)
Conversion of notes to common shares	$ (2,329)	$ (2,825)	$ (2,662)